Sale of Vessels and Other Assets (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)	$ (5,544,000)	$ 170,000	$ (12,984,000)
Cash and cash equivalents	88,824,000	54,917,000	71,439,000	$ 94,157,000
Accounts receivable, including affiliate balances of $nil (2018 - $2.1 million) (notes 1 and 2)	95,648,000	17,365,000
Bunker and lube oil inventory (note 1)	49,790,000	23,179,000
Prepaid expenses	10,288,000	10,917,000
Property, Plant and Equipment, Net	1,769,726,000	1,883,561,000
Intangible Assets, Net (Excluding Goodwill)	2,545,000	11,625,000
Goodwill (note 8)	2,426,000	8,059,000
Other non-current assets	1,923,000	74,000
Disposal Group, Including Discontinued Operation, Assets, Current	65,458,000	0
Liabilities, Current	279,705,000	197,761,000
Other long-term liabilities (note 22)	51,044,000	32,829,000
Liabilities associated with assets held for sale (note 21)	2,980,000	0
Proceeds from Sale of Property, Plant, and Equipment	20,008,000	589,000	$ 52,131,000
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets	2,300,000
(Loss) gain and write-down on sale of vessels (note 21)	$ 3,200,000
Number Of Vessels Sold | vessel			2
Number Of Vessels | vessel	2
Proceeds from Sale of Property, Plant, and Equipment	$ 38,000,000
Tanker and Ship-to-Ship Transfer [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	44,802,000
Disposal Group, Including Discontinued Operation, Net Assets	62,478,000
Disposal Group, Including Discontinued Operation, Assets, Current	65,458,000
Tanker [Member]
Property, Plant and Equipment [Line Items]
Bunker and lube oil inventory (note 1)	2,017,000
Property, Plant and Equipment, Net	37,240,000
Disposal Group, Including Discontinued Operation, Net Assets	39,257,000
Disposal Group, Including Discontinued Operation, Assets, Current	39,257,000
Ship To Ship Transfer [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	1,121,000
Restricted Cash, Current	337,000
Accounts receivable, including affiliate balances of $nil (2018 - $2.1 million) (notes 1 and 2)	4,129,000
Prepaid expenses	510,000
Property, Plant and Equipment, Net	7,562,000
Intangible Assets, Net (Excluding Goodwill)	6,880,000
Goodwill (note 8)	5,633,000
Other non-current assets	29,000
Disposal Group, Including Discontinued Operation, Net Assets	23,221,000
Disposal Group, Including Discontinued Operation, Assets, Current	26,201,000
Liabilities, Current	2,650,000
Other long-term liabilities (note 22)	330,000
Liabilities associated with assets held for sale (note 21)	2,980,000
LNG Segment [Member]
Property, Plant and Equipment [Line Items]
Intangible Assets, Net (Excluding Goodwill)	1.00
Ship-to-ship Support Vessel [Member]
Property, Plant and Equipment [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)		$ 200,000
Number Of Vessels Sold | vessel		1
Intangible Assets, Net (Excluding Goodwill)	$ 0.91
Aframax Tanker
Property, Plant and Equipment [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)			$ (11,200,000)
Number Of Vessels Sold | vessel			3
Suezmaxes Tankers Two
Property, Plant and Equipment [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)			$ (1,800,000)